10-Q NOTES RECEIVABLE AND ADVANCES, NET (Tables)	3 Months Ended
Mar. 31, 2022
Receivables [Abstract]
Schedule of Notes Receivable and Advances, Net
Notes receivable and advances, net at December 31, 2021 and 2020 include:

	December 31, 2021	December 31, 2020
Current portion
Tonogold note receivable, face value	$—	$4,475,000
Unrealized gain	—	1,023,500
Tonogold note receivable, fair value	—	5,498,500
Sierra Springs advances receivable	4,935,000	1,650,000
Other notes receivable	29,545	—
Total notes receivable and advances, current portion	$4,964,545	$7,148,500

Non-current portion
Tonogold note receivable, face value	6,650,000	—
Unrealized gain	605,000	—
Tonogold note receivable, fair value	7,255,000	—
MCU-P note receivable, face value	2,000,000	1,180,000
Unamortized discount for implied interest	(401,159)	(319,060)
MCU-Philippines note receivable, non-current portion, net	8,853,841	860,940
Total notes receivable and advances, net	$13,818,386	$8,009,440
Notes receivable and advances, net at March 31, 2022 and December 31, 2021 include:

	March 31, 2022	December 31, 2021
Current portion
Sierra Springs advances receivable	$4,935,000	$4,935,000
Other notes receivable	27,043	29,545
Total notes receivable and advances, current portion	$4,962,043	$4,964,545

Non-current portion
Tonogold note receivable, face value	—	6,650,000
Unrealized gain	—	605,000
Tonogold note receivable, fair value	—	7,255,000
MCU-P note receivable, face value	—	2,000,000
Unamortized discount for implied interest	—	(401,159)
MCU-Philippines note receivable, non-current portion, net	—	1,598,841
Total notes receivable and advances, net	$4,962,043	$13,818,386